Income Taxes (Tables)	12 Months Ended
Nov. 30, 2014
Income Tax Disclosure [Abstract]
Component Of Income Taxes Benefit (Provision)
The benefit (provision) for income taxes consisted of the following:

	Years Ended November 30,
(In thousands)	2014	2013	2012
Current:
Federal	$(261,306)	(2,495)	(3,790)
State	3,340	(5,740)	(5,860)
	$(257,966)	(8,235)	(9,650)
Deferred:
Federal	$(42,847)	(207,588)	350,165
State	(40,278)	38,808	94,703
	(83,125)	(168,780)	444,868
	$(341,091)	(177,015)	435,218

Reconciliation Of Statutory Rate And Effective Tax Rate
A reconciliation of the statutory rate and the effective tax rate was as follows:

	Percentage of Pretax Income
	2014	2013	2012
Statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	3.17	3.16	3.79
Domestic production activities deduction	(2.81)	—	—
Tax reserves and interest expense	0.59	0.56	5.00
Deferred tax asset valuation reversal	(0.28)	(10.22)	(212.55)
Tax credits	(0.41)	(0.45)	(0.10)
Net operating loss adjustment (1)	—	—	(8.32)
Nondeductible compensation	—	—	0.40
Other	(0.46)	(1.09)	(1.65)
Effective rate	34.80%	26.96%	(178.43%)

(1)
During the year ended November 30, 2012, the Company recorded adjustments to its NOL carryforwards as a result of the conclusion of an IRS examination and additional state net operating loss adjustments.

Deferred Income Taxes Assets And Liabilities
The tax effects of significant temporary differences that give rise to the net deferred tax assets were as follows:

	November 30,
(In thousands)	2014	2013
Deferred tax assets:
Inventory valuation adjustments	$59,208	68,170
Reserves and accruals	158,858	125,756
Net operating loss carryforwards	115,850	231,735
Capitalized expenses	66,768	71,739
Investments in unconsolidated entities	24,843	1,012
Other assets	32,904	29,017
Total deferred tax assets	458,431	527,429
Valuation allowance	(8,029)	(12,705)
Total deferred tax assets after valuation allowance	450,402	514,724
Deferred tax liabilities:
Capitalized expenses	64,448	75,921
Convertible debt basis difference	5,833	11,684
Rialto investments	22,262	16,268
Deferred income	7,707	4,467
Other	36,323	29,585
Total deferred tax liabilities	136,573	137,925
Net deferred tax assets	$313,829	376,799

Schedule of Net Deferred Tax Assets (Liabilties) by Segment [Table Text Block]
The detail of the Company's net deferred tax assets were as follows:

		November 30,
(In thousands)		2014	2013
Deferred tax assets (liabilities)	Balance Sheet Presentation
Lennar Homebuilding	Other assets	$325,779	388,647
Rialto	Other liabilities	(3,335)	(7,815)
Lennar Financial Services	Other liabilities	(8,615)	(4,033)
Net deferred tax assets		$313,829	376,799

Summary Of Changes In Gross Unrecognized Tax Benefits
The following table summarizes the changes in gross unrecognized tax benefits:

	Years Ended November 30,
(In thousands)	2014	2013	2012
Gross unrecognized tax benefits, beginning of year	$10,459	12,297	36,739
Increases due to tax positions taken during the period (1)	—	1,982	—
Decreases due to settlements with taxing authorities (2)	(3,202)	(3,820)	(24,442)
Gross unrecognized tax benefits, end of year	$7,257	10,459	12,297

(1)	Increased the Company's effective tax rate for the year ended November 30, 2013 from 26.71% to 26.96%.

(2)
Decreased the Company's effective tax rate for the year ended November 30, 2014 from 35.13% to 34.80% and for the year ended November 30, 2012 from (178.03)% to (178.43)%. The decrease for the year ended November 30, 2013 had no effect on the Company's effective tax rate.